Quarterly Holdings Report
for
Fidelity Freedom® 2060 Fund
December 31, 2024
F60-NPRT3-0325
1.9858339.110
Bond Funds - 6.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	3,658,228	35,338,483
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	368,392	2,715,048
Fidelity Series Emerging Markets Debt Fund (b)	3,812,442	30,118,289
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	1,031,358	8,818,109
Fidelity Series Floating Rate High Income Fund (b)	629,243	5,663,183
Fidelity Series High Income Fund (b)	3,710,597	31,948,237
Fidelity Series International Credit Fund (b)	29,247	241,289
Fidelity Series International Developed Markets Bond Index Fund (b)	6,343,331	55,060,109
Fidelity Series Long-Term Treasury Bond Index Fund (b)	39,404,660	209,238,746
Fidelity Series Real Estate Income Fund (b)	579,846	5,694,090
TOTAL BOND FUNDS (Cost $454,556,326)		384,835,583

Domestic Equity Funds - 54.2%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	9,116,736	114,141,536
Fidelity Series Blue Chip Growth Fund (b)	16,227,635	321,956,286
Fidelity Series Commodity Strategy Fund (b)	136,424	11,754,273
Fidelity Series Growth Company Fund (b)	24,436,846	585,751,201
Fidelity Series Intrinsic Opportunities Fund (b)	9,084,727	96,570,649
Fidelity Series Large Cap Stock Fund (b)	25,079,436	575,573,050
Fidelity Series Large Cap Value Index Fund (b)	10,674,373	174,099,028
Fidelity Series Opportunistic Insights Fund (b)	14,492,465	350,572,738
Fidelity Series Small Cap Core Fund (b)	1,573,025	19,206,632
Fidelity Series Small Cap Discovery Fund (b)	4,994,984	54,345,431
Fidelity Series Small Cap Opportunities Fund (b)	8,983,999	131,435,905
Fidelity Series Stock Selector Large Cap Value Fund (b)	28,354,152	388,451,876
Fidelity Series Value Discovery Fund (b)	22,991,269	356,364,673
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,623,174,607)		3,180,223,278

International Equity Funds - 38.9%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	10,939,250	171,527,443
Fidelity Series Emerging Markets Fund (b)	16,272,420	141,244,603
Fidelity Series Emerging Markets Opportunities Fund (b)	31,406,683	575,370,425
Fidelity Series International Growth Fund (b)	25,067,951	436,934,382
Fidelity Series International Small Cap Fund (b)	4,948,937	80,172,785
Fidelity Series International Value Fund (b)	36,878,059	439,586,464
Fidelity Series Overseas Fund (b)	32,594,059	438,064,155
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,124,584,364)		2,282,900,257

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/16/2025 (d)	4.56 to 4.58	40,000	39,934
US Treasury Bills 0% 1/2/2025 (d)	4.52 to 4.55	1,250,000	1,250,000
US Treasury Bills 0% 1/23/2025 (d)	4.55	4,720,000	4,708,313
US Treasury Bills 0% 1/30/2025 (d)	4.45 to 4.51	7,010,000	6,986,938
US Treasury Bills 0% 1/9/2025 (d)	4.58	410,000	409,664
US Treasury Bills 0% 2/27/2025 (d)	4.45	710,000	705,338
US Treasury Bills 0% 2/6/2025 (d)	4.47	110,000	109,548
US Treasury Bills 0% 3/13/2025 (d)	4.30 to 4.33	440,000	436,424
US Treasury Bills 0% 3/27/2025 (d)	4.28	1,590,000	1,574,456
US Treasury Bills 0% 3/6/2025 (d)	4.39	70,000	69,487
TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,285,976)			16,290,102

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $3,917,052)	4.36	3,916,270	3,917,053

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $5,222,518,325)	5,868,166,273
NET OTHER ASSETS (LIABILITIES) - 0.1%	3,170,348
NET ASSETS - 100.0%	5,871,336,621

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	442	Mar 2025	50,111,750	(1,658,717)	(1,658,717)
ICE MSCI Emerging Markets Index Contracts (United States)	1,680	Mar 2025	90,199,200	(3,125,029)	(3,125,029)

TOTAL EQUITY CONTRACTS					(4,783,746)

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	955	Mar 2025	103,856,250	(881,771)	(881,771)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1,171	Mar 2025	133,311,031	(4,202,227)	(4,202,227)

TOTAL INTEREST RATE CONTRACTS					(5,083,998)

TOTAL PURCHASED					(9,867,744)

Sold

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	369	Mar 2025	109,514,588	3,555,366	3,555,366

TOTAL FUTURES CONTRACTS					(6,312,378)
The notional amount of futures purchased as a percentage of Net Assets is 6.5%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $16,105,102.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,060,072	121,458,326	122,601,263	302,841	(82)	-	3,917,053	3,916,270	0.0%
Total	5,060,072	121,458,326	122,601,263	302,841	(82)	-	3,917,053	3,916,270

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	2,621,908	41,741,918	8,883,355	708,825	39,322	(181,310)	35,338,483	3,658,228
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,729,034	403,489	336,030	95,775	4,394	(85,839)	2,715,048	368,392
Fidelity Series All-Sector Equity Fund	103,456,206	20,185,351	16,034,451	7,436,813	2,240,278	4,294,152	114,141,536	9,116,736
Fidelity Series Blue Chip Growth Fund	286,371,241	86,401,661	82,406,439	28,995,207	11,086,266	20,503,557	321,956,286	16,227,635
Fidelity Series Canada Fund	156,335,253	34,780,275	23,570,229	5,091,301	4,181,505	(199,361)	171,527,443	10,939,250
Fidelity Series Commodity Strategy Fund	36,981,141	14,815,656	37,965,040	1,435,494	(18,513,998)	16,436,514	11,754,273	136,424
Fidelity Series Emerging Markets Debt Fund	28,242,450	5,321,104	3,647,357	1,258,150	167,631	34,461	30,118,289	3,812,442
Fidelity Series Emerging Markets Debt Local Currency Fund	8,994,633	1,266,976	1,013,075	405,818	16,946	(447,371)	8,818,109	1,031,358
Fidelity Series Emerging Markets Fund	147,177,784	20,998,989	25,944,781	3,935,626	984,882	(1,972,271)	141,244,603	16,272,420
Fidelity Series Emerging Markets Opportunities Fund	593,607,099	86,843,834	123,340,918	11,727,998	(534,862)	18,795,272	575,370,425	31,406,683
Fidelity Series Floating Rate High Income Fund	5,359,574	1,000,162	667,172	385,050	6,647	(36,028)	5,663,183	629,243
Fidelity Series Government Money Market Fund	81,169	5,391,616	5,472,785	61,352	-	-	-	-
Fidelity Series Growth Company Fund	534,506,206	167,556,665	151,153,364	68,805,306	18,879,075	15,962,619	585,751,201	24,436,846
Fidelity Series High Income Fund	28,856,126	7,078,267	4,544,351	1,575,534	93,521	464,674	31,948,237	3,710,597
Fidelity Series International Credit Fund	240,874	11,621	14,063	11,621	(703)	3,560	241,289	29,247
Fidelity Series International Developed Markets Bond Index Fund	-	59,830,651	3,438,365	930,739	7,775	(1,339,952)	55,060,109	6,343,331
Fidelity Series International Growth Fund	444,205,149	87,216,832	66,383,320	18,010,363	7,899,830	(36,004,109)	436,934,382	25,067,951
Fidelity Series International Small Cap Fund	83,068,824	16,532,296	13,498,389	7,609,110	1,134,852	(7,064,798)	80,172,785	4,948,937
Fidelity Series International Value Fund	447,721,642	82,747,880	67,331,573	19,729,473	8,096,324	(31,647,809)	439,586,464	36,878,059
Fidelity Series Intrinsic Opportunities Fund	100,574,446	26,898,223	20,497,962	11,646,340	(2,478,900)	(7,925,158)	96,570,649	9,084,727
Fidelity Series Investment Grade Bond Fund	-	8,774,236	8,821,416	25,241	47,180	-	-	-
Fidelity Series Large Cap Stock Fund	503,699,878	126,195,033	80,912,303	43,859,399	13,385,717	13,204,725	575,573,050	25,079,436
Fidelity Series Large Cap Value Index Fund	158,101,316	42,964,890	30,859,659	5,064,133	4,075,801	(183,320)	174,099,028	10,674,373
Fidelity Series Long-Term Treasury Bond Index Fund	268,770,859	42,044,400	89,353,747	6,443,556	(20,545,657)	8,322,891	209,238,746	39,404,660
Fidelity Series Opportunistic Insights Fund	318,532,284	77,744,083	72,380,379	22,232,282	8,920,989	17,755,761	350,572,738	14,492,465
Fidelity Series Overseas Fund	445,382,051	71,565,797	59,257,140	9,708,694	8,684,839	(28,311,392)	438,064,155	32,594,059
Fidelity Series Real Estate Income Fund	5,369,464	912,869	673,638	297,758	18,026	67,369	5,694,090	579,846
Fidelity Series Short-Term Credit Fund	826,408	-	822,213	948	17,099	(21,294)	-	-
Fidelity Series Small Cap Core Fund	13,938,584	7,324,391	2,349,093	232,829	178,314	114,436	19,206,632	1,573,025
Fidelity Series Small Cap Discovery Fund	43,621,543	27,430,074	9,720,338	4,783,421	250,371	(7,236,219)	54,345,431	4,994,984
Fidelity Series Small Cap Opportunities Fund	147,618,727	43,675,300	55,108,527	13,435,819	3,380,998	(8,130,593)	131,435,905	8,983,999
Fidelity Series Stock Selector Large Cap Value Fund	352,696,194	116,355,763	74,191,102	35,847,248	7,689,377	(14,098,356)	388,451,876	28,354,152
Fidelity Series Value Discovery Fund	315,032,776	112,483,165	65,062,451	13,885,832	6,178,564	(12,267,381)	356,364,673	22,991,269
	5,584,720,843	1,444,493,467	1,205,655,025	345,673,055	65,592,403	(41,192,570)	5,847,959,118	393,820,774

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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